Arrow Dow Jones Global Yield ETF
RISK/RETURN
Investment Objective

 The Arrow Dow Jones Global Yield ETF (the “Fund”) seeks investment results that generally correspond, before fees and expenses, to the price and yield performance of the Dow Jones Global Composite Yield Index (the “Underlying Index”).

Fees and Expenses

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Arrow Dow Jones Global Yield ETF
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.75%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS
Arrow Dow Jones Global Yield ETF	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  The Fund is newly established. Accordingly, information on the Fund’s portfolio turnover rate is not available as of the date of this Prospectus.

Principal Investment Strategies

The Fund uses a “passive” or “indexing” investment approach to seek to track the price and yield performance of the Underlying Index.  Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline.

Under normal circumstances, the Fund invests at least 80% of its total assets in the component securities of the Underlying Index (or depositary receipts representing those securities).  The Underlying Index seeks to identify the 150 highest yielding investable securities in the world within three “asset classes.”

Common Stocks are the common equity securities issued by corporate issuers and usually include voting rights.

Preferred Stocks are equity securities issued by corporate issuers that typically pay dividends and have a higher claim on the assets of an issuer than common stock in a bankruptcy or similar proceeding, but do not include voting rights.

The three global “asset classes” in the Underlying Index are equity securities, fixed income securities and alternative investments, and the asset classes are represented in the Underlying Index by the following five types of securities:

•

Equity securities are represented by depository receipts, common stocks and preferred stocks of companies of any size, including small and medium-sized companies;

•

Fixed income securities (sometimes referred to as “debt securities” or “bonds”) are represented by

                  •   Sovereign debt securities; and

• Corporate bonds, including investment and non-investment (or “junk”) bonds; and

•

Alternative investments are represented by

•  Real estate securities, including REITs; and

•

Energy-related investments, including preferred stocks of energy companies, royalty income trusts (“royalty trusts”) and MLPs.

Each type of security (i.e., equity, sovereign debt, corporate debt, real estate and energy securities) is equal weighted at 20% of the Underlying Index on rebalance and reconstitution dates and represented by approximately 30 component securities in the Underlying Index.  The Underlying Index is rebalanced and reconstituted at the end of each calendar quarter.

Between quarter-ends, the relative weights of the types of securities in the Underlying Index will fluctuate with changes in the component securities’ market values.  Since the Underlying Index is composed of securities of all five types, there may be times when lower yielding securities of one type are selected for the Underlying Index and higher yielding securities of another type are not.

Depositary Receipts are receipts for shares of a foreign-based company that entitles the holder to distributions on the underlying security.

Corporate Bonds are debt securities issued by corporate issuers.  They typically pay dividends and have a higher claim on an issuer’s assets in a bankruptcy or similar proceeding but do not include voting rights or other equity characteristics.

Sovereign Debt Securities are debt securities issued or supported by domestic or foreign governments, their agencies and municipalities.  Sovereign debt securities can be backed by the general credit of the government issuer or by a specific revenue source, such as a toll road.

REITs are real estate investment trusts.  REITs are investment trusts, corporations, or associations that invest in real estate assets and/or interests in mortgages on real estate assets.  REITs include similar investment vehicles that invest in real estate assets, pay dividends and are treated as REITs for tax purposes.

Royalty Trusts are investment trusts that invest in natural resource companies.  They may buy natural resource companies and/or the right to these companies’ cash flows and/or royalties from the production and sale of natural resources.

MLPs are master limited partnerships.  Many MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

The Underlying Index aggregates five different sub-indexes to identify its component securities – one sub-index for each type of security.   The component securities of each sub-index are equal-weighted.  The equity, real estate and energy sub-indexes are rebalanced quarterly and reconstituted annually.  The sovereign and corporate debt sub-indexes are rebalanced and reconstituted quarterly.

Securities in the Underlying Index may include securities from developed or emerging market countries and securities of any credit quality, including junk bonds.   Preferred stocks, other debt securities, convertible securities and sovereign debt securities may be rated by credit rating agencies and their ratings may be considered by the Underlying Index’s methodology .  The Fund may be concentrated in an industry or group of industries or in a sector to the extent the Underlying Index is concentrated in an industry or group of industries or sector.

Although it is expected that the Fund will invest in all of the positions in the Underlying Index in the same weight as they appear in the Index (i.e., replicate the Underlying Index), the Fund may use a “sampling” methodology to seek its investment objective .  Sampling involves using a quantitative analysis to select securities that in the aggregate have investment characteristics resembling the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  The Fund may invest up to 20% of its total assets in instruments that are not component securities of the Underlying Index, including other exchange-traded funds (“ETFs”).

Principal Investment Risks

The following summarizes the principal investment risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries.  If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Counterparty Risk.  The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities or asset classes without actually purchasing those securities or investments.  These financial instruments may involve risks that are different from those associated with ordinary portfolio securities transactions, and expose the Fund to the risk that the counterparty will be unable or unwilling to pay obligations due to the Fund.

Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs, EDRs and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments.  In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk.  Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

Common Stock Risks.  Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments.  Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.  In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Preferred Stock Risks.  Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur.  In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.  An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time.  There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

Fixed-Income Securities Risk.  Fixed-income securities are subject to special risks, including interest rate risk, credit risk and prepayment risk.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  Generally, the value of debt securities falls as interest rates rise.  Fixed income securities differ in their sensitivities to changes in interest rates.  Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations.

Credit Risk.  Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the Fund a loss.  If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities.  Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the Fund are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the Fund, including the periodic payment of interest or the payment of principal upon maturity.

Prepayment Risk.  Prepayment risk is the risk that issuers of callable securities with high interest coupons prepay (or “call”) their bonds before their maturity date due to falling interest rates.  If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security.  If that were to happen, it would decrease the Fund’s net investment income.

Foreign Securities Risk.  Foreign investments are subject to the same risks as domestic investments and additional risks, including international trade, currency, political, regulatory and diplomatic risks, which may affect their value.  Foreign markets are subject to special risks associated with foreign investment including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; risks in clearance and settlement processes; and weaker accounting, disclosure and reporting requirements.  Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws.  Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Currency Risk.  Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.  Because the Fund’s NAV is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Emerging Markets Risk. Emerging markets securities are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties, including governmental interference in the markets, as well as a relative lack of information about companies in these markets.  As a result, emerging markets may experience greater market volatility and lower trading volumes.  Moreover, many emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Index Risk.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.  Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index, even if that security generally is underperforming.

“Junk Bond” Risk.  Non-investment grade securities and unrated securities of comparable credit quality – generally known as junk bonds – are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are considered highly speculative.  These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions whether real or perceived, and adverse economic conditions.  In addition, there may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.   Issuers of lower-rated securities also have a greater risk of default and bankruptcy.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid security at an unfavorable time, the Fund may incur a loss and may not achieve a high correlation with the Underlying Index.

Market Risk.  Market risk is the risk that the market will go down in value, including the possibility that these changes will be sharp and unpredictable, impacting the securities held by the Fund.  The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets.  In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.  The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

MLP Securities Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from an investment in common stock.  Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation.  MLPs are controlled by their general partners, which may be subject to conflicts of interest.  General partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests.  General partners of MLPs also often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.  MLPs may issue additional common units without unitholder approval, which would dilute the interests of existing unitholders, including the Fund’s ownership interest.

The amount of cash that each individual MLP can distribute to the Fund, which the Fund then uses to pay or distribute to its shareholders, will depend on the amount of cash the MLP generates from operations.  This will vary from quarter to quarter depending on factors affecting the natural gas infrastructure market generally and on factors affecting the particular business lines of the MLP.  Available cash will also depend on an MLP’s level of operating costs (including incentive distributions to its general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.

One benefit of MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes and the MLPs having no federal income tax liability at the entity level.  A change in current federal tax law or a change in an MLP’s business might cause the MLP not to be taxed as a partnership.  Treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.

Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Underlying Index.

Recent Market Conditions Risk. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

REIT Risk.  Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders.  Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements.  The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements.   The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships; the Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships.  If the Fund’s MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC.  If, in any taxable year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Royalty Trust Risk.  Investments in royalty trusts, which differ from owning shares of a corporation, will have varying degrees of risk depending on the sector and the underlying assets.  They will also be subject to general risks associated with business cycles, commodity prices, interest rates, and other economic factors.  Typically, royalty trusts are more volatile than fixed-income securities and preferred shares.  To the extent that claims against a royalty trust are not satisfied by the trust, investors in the trust (including the Fund if it is an investor in the Trust) could be held responsible for those claims.

Royalty trusts may be subject to certain risks associated with a decline in demand for crude oil, natural gas and refined petroleum products, which, in turn, could adversely affect income and royalty trust revenues and cash flows.  Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products.  A rising interest rate environment could adversely impact the performance of royalty trusts.  Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Sampling Risk.  The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.  To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Risk – Financial Services Sector.  The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.  In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Sector Risk - Oils/Energy Sector.  The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending.  These companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business.  Oil and gas exploration and production can be significantly affected by natural disasters.  Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions.  Oil exploration and production companies may be at risk for environmental damage claims.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These companies may be more dependent on single products or key personnel, and may be newer than larger, more established companies with less information to evaluate.

Sovereign Debt Securities Risk.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.ArrowShares.com and will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 3, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001532206
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 3, 2012
Prospectus Date	rr_ProspectusDate	Apr 3, 2012
Arrow Dow Jones Global Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

 The Arrow Dow Jones Global Yield ETF (the “Fund”) seeks investment results that generally correspond, before fees and expenses, to the price and yield performance of the Dow Jones Global Composite Yield Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  The Fund is newly established. Accordingly, information on the Fund’s portfolio turnover rate is not available as of the date of this Prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a “passive” or “indexing” investment approach to seek to track the price and yield performance of the Underlying Index.  Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline.

Under normal circumstances, the Fund invests at least 80% of its total assets in the component securities of the Underlying Index (or depositary receipts representing those securities).  The Underlying Index seeks to identify the 150 highest yielding investable securities in the world within three “asset classes.”

Common Stocks are the common equity securities issued by corporate issuers and usually include voting rights.

Preferred Stocks are equity securities issued by corporate issuers that typically pay dividends and have a higher claim on the assets of an issuer than common stock in a bankruptcy or similar proceeding, but do not include voting rights.

The three global “asset classes” in the Underlying Index are equity securities, fixed income securities and alternative investments, and the asset classes are represented in the Underlying Index by the following five types of securities:

•

Equity securities are represented by depository receipts, common stocks and preferred stocks of companies of any size, including small and medium-sized companies;

•

Fixed income securities (sometimes referred to as “debt securities” or “bonds”) are represented by

                  •   Sovereign debt securities; and

• Corporate bonds, including investment and non-investment (or “junk”) bonds; and

•

Alternative investments are represented by

•  Real estate securities, including REITs; and

•

Energy-related investments, including preferred stocks of energy companies, royalty income trusts (“royalty trusts”) and MLPs.

Each type of security (i.e., equity, sovereign debt, corporate debt, real estate and energy securities) is equal weighted at 20% of the Underlying Index on rebalance and reconstitution dates and represented by approximately 30 component securities in the Underlying Index.  The Underlying Index is rebalanced and reconstituted at the end of each calendar quarter.

Between quarter-ends, the relative weights of the types of securities in the Underlying Index will fluctuate with changes in the component securities’ market values.  Since the Underlying Index is composed of securities of all five types, there may be times when lower yielding securities of one type are selected for the Underlying Index and higher yielding securities of another type are not.

Depositary Receipts are receipts for shares of a foreign-based company that entitles the holder to distributions on the underlying security.

Corporate Bonds are debt securities issued by corporate issuers.  They typically pay dividends and have a higher claim on an issuer’s assets in a bankruptcy or similar proceeding but do not include voting rights or other equity characteristics.

Sovereign Debt Securities are debt securities issued or supported by domestic or foreign governments, their agencies and municipalities.  Sovereign debt securities can be backed by the general credit of the government issuer or by a specific revenue source, such as a toll road.

REITs are real estate investment trusts.  REITs are investment trusts, corporations, or associations that invest in real estate assets and/or interests in mortgages on real estate assets.  REITs include similar investment vehicles that invest in real estate assets, pay dividends and are treated as REITs for tax purposes.

Royalty Trusts are investment trusts that invest in natural resource companies.  They may buy natural resource companies and/or the right to these companies’ cash flows and/or royalties from the production and sale of natural resources.

MLPs are master limited partnerships.  Many MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources.

The Underlying Index aggregates five different sub-indexes to identify its component securities – one sub-index for each type of security.   The component securities of each sub-index are equal-weighted.  The equity, real estate and energy sub-indexes are rebalanced quarterly and reconstituted annually.  The sovereign and corporate debt sub-indexes are rebalanced and reconstituted quarterly.

Securities in the Underlying Index may include securities from developed or emerging market countries and securities of any credit quality, including junk bonds.   Preferred stocks, other debt securities, convertible securities and sovereign debt securities may be rated by credit rating agencies and their ratings may be considered by the Underlying Index’s methodology .  The Fund may be concentrated in an industry or group of industries or in a sector to the extent the Underlying Index is concentrated in an industry or group of industries or sector.

Although it is expected that the Fund will invest in all of the positions in the Underlying Index in the same weight as they appear in the Index (i.e., replicate the Underlying Index), the Fund may use a “sampling” methodology to seek its investment objective .  Sampling involves using a quantitative analysis to select securities that in the aggregate have investment characteristics resembling the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  The Fund may invest up to 20% of its total assets in instruments that are not component securities of the Underlying Index, including other exchange-traded funds (“ETFs”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its total assets in the component securities of the Underlying Index (or depositary receipts representing those securities). The Underlying Index seeks to identify the 150 highest yielding investable securities in the world within three "asset classes."
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following summarizes the principal investment risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries.  If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Counterparty Risk.  The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities or asset classes without actually purchasing those securities or investments.  These financial instruments may involve risks that are different from those associated with ordinary portfolio securities transactions, and expose the Fund to the risk that the counterparty will be unable or unwilling to pay obligations due to the Fund.

Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs, EDRs and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer.

Early Close/Trading Halt Risk.  An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments.  In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk.  Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund to fluctuate.

Common Stock Risks.  Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments.  Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.  In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Preferred Stock Risks.  Generally, preferred stockholders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur.  In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.  An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued), and may suspend payment of dividends on preferred stock at any time.  There is also a risk that the issuer of any of the Fund’s holdings will default and fail to make scheduled dividend payments on the preferred stock held by the Fund).

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

Fixed-Income Securities Risk.  Fixed-income securities are subject to special risks, including interest rate risk, credit risk and prepayment risk.

Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  Generally, the value of debt securities falls as interest rates rise.  Fixed income securities differ in their sensitivities to changes in interest rates.  Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations.

Credit Risk.  Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the Fund a loss.  If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities.  Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the Fund are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the Fund, including the periodic payment of interest or the payment of principal upon maturity.

Prepayment Risk.  Prepayment risk is the risk that issuers of callable securities with high interest coupons prepay (or “call”) their bonds before their maturity date due to falling interest rates.  If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security.  If that were to happen, it would decrease the Fund’s net investment income.

Foreign Securities Risk.  Foreign investments are subject to the same risks as domestic investments and additional risks, including international trade, currency, political, regulatory and diplomatic risks, which may affect their value.  Foreign markets are subject to special risks associated with foreign investment including, but not limited to: lower levels of liquidity and market efficiency; greater securities price volatility; exchange rate fluctuations and exchange controls; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; risks in clearance and settlement processes; and weaker accounting, disclosure and reporting requirements.  Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws.  Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Currency Risk.  Currency risk is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.  Because the Fund’s NAV is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Emerging Markets Risk. Emerging markets securities are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties, including governmental interference in the markets, as well as a relative lack of information about companies in these markets.  As a result, emerging markets may experience greater market volatility and lower trading volumes.  Moreover, many emerging securities markets are relatively small, potentially illiquid, occasionally volatile and subject to high transaction costs.

Index Risk.  Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.  Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index, even if that security generally is underperforming.

“Junk Bond” Risk.  Non-investment grade securities and unrated securities of comparable credit quality – generally known as junk bonds – are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are considered highly speculative.  These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions whether real or perceived, and adverse economic conditions.  In addition, there may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.   Issuers of lower-rated securities also have a greater risk of default and bankruptcy.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid security at an unfavorable time, the Fund may incur a loss and may not achieve a high correlation with the Underlying Index.

Market Risk.  Market risk is the risk that the market will go down in value, including the possibility that these changes will be sharp and unpredictable, impacting the securities held by the Fund.  The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets.  In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.  The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

MLP Securities Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from an investment in common stock.  Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation.  MLPs are controlled by their general partners, which may be subject to conflicts of interest.  General partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests.  General partners of MLPs also often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.  MLPs may issue additional common units without unitholder approval, which would dilute the interests of existing unitholders, including the Fund’s ownership interest.

The amount of cash that each individual MLP can distribute to the Fund, which the Fund then uses to pay or distribute to its shareholders, will depend on the amount of cash the MLP generates from operations.  This will vary from quarter to quarter depending on factors affecting the natural gas infrastructure market generally and on factors affecting the particular business lines of the MLP.  Available cash will also depend on an MLP’s level of operating costs (including incentive distributions to its general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.

One benefit of MLPs depends largely on the MLPs being classified as partnerships for federal tax purposes and the MLPs having no federal income tax liability at the entity level.  A change in current federal tax law or a change in an MLP’s business might cause the MLP not to be taxed as a partnership.  Treatment of one or more MLPs as a corporation for federal tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to shareholders.

Non-Correlation Risk.  The Fund’s return may not match the return of the Underlying Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Underlying Index.

Recent Market Conditions Risk. The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

REIT Risk.  Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders.  Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements.  The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements.   The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships; the Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships.  If the Fund’s MLP investments exceed this 25% limitation, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC.  If, in any taxable year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Royalty Trust Risk.  Investments in royalty trusts, which differ from owning shares of a corporation, will have varying degrees of risk depending on the sector and the underlying assets.  They will also be subject to general risks associated with business cycles, commodity prices, interest rates, and other economic factors.  Typically, royalty trusts are more volatile than fixed-income securities and preferred shares.  To the extent that claims against a royalty trust are not satisfied by the trust, investors in the trust (including the Fund if it is an investor in the Trust) could be held responsible for those claims.

Royalty trusts may be subject to certain risks associated with a decline in demand for crude oil, natural gas and refined petroleum products, which, in turn, could adversely affect income and royalty trust revenues and cash flows.  Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products.  A rising interest rate environment could adversely impact the performance of royalty trusts.  Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.

Sampling Risk.  The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index.  To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Risk – Financial Services Sector.  The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.  In addition, the deterioration of the credit markets since late 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Sector Risk - Oils/Energy Sector.  The profitability of companies in the oils/energy sector is related to worldwide energy prices, exploration, and production spending.  These companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business.  Oil and gas exploration and production can be significantly affected by natural disasters.  Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions.  Oil exploration and production companies may be at risk for environmental damage claims.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These companies may be more dependent on single products or key personnel, and may be newer than larger, more established companies with less information to evaluate.

Sovereign Debt Securities Risk.  Investments in sovereign debt obligations involve special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.  In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.ArrowShares.com and will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund's performance information will be accessible on the Fund's website at www.ArrowShares.com and will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ArrowShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Arrow Dow Jones Global Yield ETF | Arrow Dow Jones Global Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.